Schedule of calculation of basic and diluted net income per share (Details)		12 Months Ended
		Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 SGD ($) $ / shares shares	Apr. 30, 2024 SGD ($) $ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss available to ordinary shareholders		$ (3,934,994)	$ (5,137,064)	$ (2,359,844)
Weighted average ordinary shares outstanding - basic	[1]	25,662,939	25,662,939	23,540,241
Weighted average ordinary shares outstanding - diluted	[1]	25,662,939	25,662,939	23,540,241
Loss per ordinary share - basic | (per share)		$ (0.15)	$ (0.20)	$ (0.10)
Loss per ordinary share - diluted | (per share)		$ (0.15)	$ (0.20)	$ (0.10)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average ordinary shares outstanding - basic		25,662,939	25,662,939	23,540,241
Weighted average ordinary shares outstanding - diluted		25,662,939	25,662,939	23,540,241
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average ordinary shares outstanding - basic		25,662,939	25,662,939	23,540,241
Weighted average ordinary shares outstanding - diluted		25,662,939	25,662,939	23,540,241

[1]	Give retroactive effect to reflect the reorganization on November 2024. See Note 1.